Summarized Financial Information of Unconsolidated Affiliate	12 Months Ended
Dec. 31, 2014
Note 12. Summarized Financial Information of Unconsolidated Affiliate [Abstract]
Significant Subsidiary Financial Information [Text Block]
Summarized Financial Information of Unconsolidated Affiliates
Summarized financial information of the Company’s most significant unconsolidated affiliates as of December 31, 2014 and December 31, 2013 and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	December 31, 2014	December 31, 2013
Current assets	$38	$36
Non-current assets	26	26
Current liabilities	16	19
Non-current liabilities	2	—

	Year Ended December 31,
	2014	2013	2012
Net sales	$210	$199	$207
Gross profit	62	58	52
Pre-tax income	34	49	31
Net income	33	47	31